SCHEDULE OF REVENUE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue from ship broking services	$ 18,659,141	$ 19,999,294	$ 23,986,146